Goodwill and Intangible Assets - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill	$ 219,377,000	$ 219,400,000	$ 219,377,000	$ 219,377,000
Goodwill, acquired during period	0	0	0	0
Goodwill, impairment loss	0	0	0	0	$ 0
Total amortization of acquired intangibles	4,412,000	4,428,000	8,800,000	9,100,000	9,100,000
Impairment of intangible assets	$ 0	$ 0	$ 0	$ 0	$ 0